Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of disaggregation of revenue

	2021	2020
Recurring revenue	$671.5	$657.4
Non-recurring revenues	32.2	33.1

Total	$703.7	$690.5

Summary of disclosure of opening and closing balances of the çompany's receivables contract asset, current contract asset, noncurrent deferred revenue, current and deferred revenue, noncurrent
The following table summarizes the opening and closing balances of the Company’s receivables; contract asset, current; contract asset, non-current;
deferred revenue, current; and deferred revenue,
non-current
(in millions):

	Receivables	Contract asset, current	Contract asset, non-current	Deferred revenue, current	Deferred revenue, non-current
Closing balances as of December 31, 2019	$65.2	$32.5	$23.8	$14.6	$9.6
Net (decrease) increase during the year ended December 31, 2020	(31.7)	(8.7)	(7.0)	1.0	8.5
Closing balances as of December 31, 2020	33.5	23.8	16.8	15.6	18.1
Net (decrease) increase during the year ended December 31, 2021	(15.2)	(6.6)	(4.7)	(1.1)	(3.4)
Closing balances as of December 31, 2021	18.3	17.2	12.1	14.5	14.7